Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

In July 2023, the Company and the Sponsor entered into certain non-redemption agreements (“Non-Redemption Agreements”) with each of six unaffiliated third parties, with respect to a maximum aggregate of 514,773 shares of the Company’s Class A common stock, in exchange for such third parties agreeing not to redeem (or shall use commercially reasonable efforts to request that the Company’s transfer agent reverse any previously submitted redemption demand) such shares in connection with the 2023 Special Meeting, and the Sponsor has agreed to transfer a maximum aggregate of 185,179 Founder Shares pursuant to the Non-Redemption Agreements upon the consummation of the Company’s initial Business Combination. For additional information, refer to the Company’s Current Reports on Form 8-K, as filed with the SEC on July 12, 2023, July 14, 2023 and July 18, 2023, respectively.

On July 13, 2023, the Company held the 2023 Special Meeting, at which the Company’s stockholders approved the Third Extension. For additional information, refer to the Company’s Current Report on Form 8-K as filed with the SEC on July 14, 2023.

On July 21, 2023, the Company, Merger Sub, the Purchaser Representative and the Seller Representative, entered into the Restated Merger Agreement, pursuant to which the Original Merger Agreement was amended and restated. For additional information, refer to the Company’s Current Report on Form 8-K as filed with the SEC on July 24, 2023.

Note 7 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On July 13, 2023, the Company held a special meeting of the Company’s stockholders, at the Company’s stockholders approved a charter amendment to extend the date by which the Company must consummate its initial business combination from July 29, 2023 to January 29, 2024, or such earlier date as determined by the Company’s board of directors. The Company’s stockholders holding 255,446 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, approximately $2,914,230 (approximately $11.41 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 4,357,964 Class A Shares issued and outstanding, including 574,764 public shares.